UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Life Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2019

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 98.7%

GOVERNMENT AGENCY DEBT - 61.9%
$ 440,000	Federal Agricultural Mortgage Corp (FAMC)	0.010%	04/15/19	$439,587
660,000	FAMC	0.010	04/26/19	658,900
1,000,000	FAMC	0.010	05/17/19	996,933
345,000	FAMC	0.010	06/21/19	343,114
1,000,000	Federal Farm Credit Bank (FFCB)	0.010	04/02/19	999,934
500,000	FFCB	0.010	04/05/19	499,866
520,000	FFCB	0.010	04/09/19	519,718
500,000	FFCB	0.010	04/18/19	499,426
500,000	FFCB	0.010	04/22/19	499,282
500,000	FFCB	0.010	04/26/19	499,153
400,000	FFCB	0.010	05/02/19	399,156
500,000	FFCB	0.010	05/06/19	498,790
205,000	FFCB	0.010	05/08/19	204,473
500,000	FFCB	0.010	05/20/19	498,319
1,200,000	FFCB	0.010	05/23/19	1,195,725
1,755,000	FFCB	0.010	05/28/19	1,748,331
690,000	FFCB	0.010	05/31/19	687,240
615,000	FFCB	0.010	06/17/19	611,817
1,195,000	FFCB	0.010	06/18/19	1,188,786
1,000,000	FFCB	0.010	06/21/19	994,533
126,000	FFCB	0.010	07/03/19	125,193
1,200,000	FFCB	0.010	09/03/19	1,187,385
4,500,000	Federal Home Loan Bank (FHLB)	0.010	04/01/19	4,500,000
500,000	FHLB	0.010	04/02/19	499,966
1,000,000	FHLB	0.010	04/03/19	999,866
1,000,000	FHLB	0.010	04/05/19	999,735
575,000	FHLB	0.010	04/08/19	574,732
1,000,000	FHLB	0.010	04/09/19	999,464
1,151,000	FHLB	0.010	04/10/19	1,150,307
1,155,000	FHLB	0.010	04/12/19	1,154,149
583,000	FHLB	0.010	04/16/19	582,407
210,000	FHLB	0.010	04/22/19	209,706
500,000	FHLB	0.010	04/23/19	499,261
1,000,000	FHLB	0.010	04/24/19	998,457
1,275,000	FHLB	0.010	04/29/19	1,272,610
500,000	FHLB	0.010	04/30/19	499,023
1,000,000	FHLB	0.010	05/03/19	997,862
775,000	FHLB	0.010	05/08/19	773,088
1,000,000	FHLB	0.010	05/10/19	997,400
765,000	FHLB	0.010	05/21/19	762,434
1,000,000	FHLB	0.010	05/24/19	996,423
1,260,000	FHLB	0.010	05/29/19	1,255,067
1,000,000	FHLB	0.010	06/03/19	995,791
1,000,000	FHLB	0.010	06/04/19	995,707
1,000,000	FHLB	0.010	06/07/19	995,496
419,000	FHLB	0.010	06/10/19	417,033
1,000,000	FHLB	0.010	06/12/19	995,160
855,000	FHLB	0.010	06/14/19	850,747
500,000	FHLB	0.010	06/17/19	497,423
500,000	FHLB	0.010	06/25/19	497,131
970,000	FHLB	0.010	06/26/19	964,369
1,000,000	FHLB	0.010	06/28/19	994,072
1,288,000	Federal Home Loan Mortgage Corp (FHLMC)	0.010	04/17/19	1,286,618

1

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 910,000		FHLMC		0.010%	04/24/19	$908,610
2,000,000		FHLMC		0.010	05/13/19	1,994,402
395,000		FHLMC		0.010	05/17/19	393,789
500,000		FHLMC		0.010	05/21/19	498,347
500,000		FHLMC		0.010	06/06/19	497,791
1,000,000		FHLMC		0.010	06/11/19	995,217
1,020,000		FHLMC		0.010	06/12/19	1,015,094
1,225,000		FHLMC		0.010	09/24/19	1,210,519
690,000		Federal National Mortgage Association (FNMA)		0.010	04/03/19	689,910
559,000		FNMA		0.010	04/08/19	558,746
570,000		FNMA		0.010	04/10/19	569,658
995,000		FNMA		0.010	04/16/19	994,024
1,000,000		FNMA		0.010	05/01/19	998,018
515,000		FNMA		0.010	05/08/19	513,746
975,000		FNMA		0.010	05/14/19	972,240
750,000		FNMA		0.010	05/15/19	747,806
1,330,000		FNMA		0.010	05/22/19	1,325,487
500,000		FNMA		0.010	06/12/19	497,600
400,000		FNMA		0.010	06/19/19	397,876
500,000		Tennesse Valley Authority (TVA)		0.010	04/16/19	499,492

		TOTAL GOVERNMENT AGENCY DEBT				61,785,537

TREASURY DEBT - 19.2%
860,000		United States Treasury Bill		0.010	04/02/19	859,943
1,095,000		United States Treasury Bill		0.010	04/04/19	1,094,784
1,245,000		United States Treasury Bill		0.010	04/11/19	1,244,170
1,480,000		United States Treasury Bill		0.010	04/18/19	1,478,324
1,250,000		United States Treasury Bill		0.010	04/23/19	1,248,165
1,275,000		United States Treasury Bill		0.010	04/25/19	1,272,989
1,130,000		United States Treasury Bill		0.010	05/02/19	1,127,680
2,000,000		United States Treasury Bill		0.010	05/07/19	1,995,210
1,526,000		United States Treasury Bill		0.010	05/09/19	1,522,120
500,000		United States Treasury Bill		0.010	05/16/19	498,512
590,000		United States Treasury Bill		0.010	05/23/19	587,962
1,000,000		United States Treasury Bill		0.010	06/06/19	995,637
1,500,000		United States Treasury Bill		0.010	06/13/19	1,492,723
1,050,000		United States Treasury Bill		0.010	10/10/19	1,036,384
850,000		United States Treasury Bill		0.010	11/07/19	837,322
300,000		United States Treasury Note		1.000	10/15/19	297,587
1,563,000		United States Treasury Note		1.000	11/15/19	1,548,041

		TOTAL TREASURY DEBT				19,137,553

VARIABLE RATE SECURITIES - 17.6%
500,000	i	Federal Agricultural Mortgage Corp (FAMC)	EFFR + 0.010%	2.420	04/01/19	500,000
500,000	i	FAMC	LIBOR 3 M - 0.210%	2.434	05/20/19	500,000
500,000	i	FAMC	EFFR + 0.150%	2.560	09/27/19	500,000
500,000	i	FAMC	LIBOR 3 M - 0.200%	2.533	11/01/19	500,000
500,000	i	FAMC	EFFR + 0.120%	2.530	02/26/20	500,000
500,000	i	FAMC	FRED - 2.950%	2.550	05/19/20	500,000
500,000	i	Federal Farm Credit Bank (FFCB)	EFFR - 2.410%	2.410	04/15/19	499,992
500,000	i	FFCB	LIBOR 1 M - 0.125%	2.356	06/07/19	500,000
250,000	i	FFCB	FRED - 3.080%	2.420	06/27/19	250,006
250,000	i	FFCB	FRED - 3.080%	2.420	08/16/19	249,991
600,000	i	FFCB	FRED - 3.075%	2.425	09/25/19	599,766
300,000	i	FFCB	FRED - 3.080%	2.420	10/10/19	299,858
300,000	i	FFCB	US Treasury Bill 3 M + 0.050%	2.475	10/18/19	300,000
250,000	i	FFCB	FRED - 3.065%	2.435	12/26/19	249,926
1,000,000	i	FFCB	LIBOR 1 M - 0.030%	2.451	01/07/20	1,000,000
300,000	i	FFCB	US Treasury Bill 3 M + 0.055%	2.480	01/27/20	300,000
500,000	i	FFCB	FRED - 2.980%	2.520	02/20/20	500,000

2

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 300,000	i	FFCB	FRED - 2.870%	2.630%	05/29/20	$300,000
1,000,000	i	FFCB	FRED - 2.960%	2.540	07/09/20	999,905
500,000	i	FFCB	US Treasury Bill 3 M + 0.045%	2.470	08/17/20	499,965
500,000	i	FFCB	FRED - 3.020%	2.480	09/28/20	499,369
500,000	i	FFCB	US Treasury Bill 3 M + 0.160%	2.470	01/19/21	499,911
1,000,000	i	Federal Home Loan Bank (FHLB)	SOFR + 0.040%	2.470	05/15/19	1,000,000
500,000	i	FHLB	LIBOR 1 M - 0.070%	2.422	07/12/19	499,998
500,000	i	FHLB	SOFR + 0.060%	2.490	09/10/19	500,000
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.025%	2.455	05/08/19	500,000
500,000	i	FHLMC	SOFR + 0.030%	2.460	06/19/19	500,000
230,000	i	FHLMC	LIBOR 3 M - 0.165%	2.630	07/05/19	230,029
750,000	i	FHLMC	LIBOR 1 M - 0.100%	2.392	08/08/19	750,008
500,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.070%	2.500	10/30/19	500,000
500,000	i	FNMA	SOFR + 0.060%	2.490	07/30/20	500,000
500,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.048%	2.473	10/31/19	500,120
1,500,000	i	United States Treasury Floating Rate Note	US Treasury Bill 3 M + 0.033%	2.473	04/30/20	1,499,782

		TOTAL VARIABLE RATE SECURITIES				17,528,626

		TOTAL SHORT-TERM INVESTMENTS				98,451,716

		(Cost $98,451,716)
		TOTAL PORTFOLIO - 98.7% (Cost $98,451,716)				98,451,716
		OTHER ASSETS & LIABILITIES, NET - 1.3%				1,275,335

		NET ASSETS - 100.0%				$99,727,051

Abbreviation(s):
EFFR	Effective Federal Funds Rate
FRED	Federal Bank Prime Loan Rate
LIBOR	London Interbank Offered Rates
M	Month
SOFR	Secured Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

3

TIAA-CREF LIFE FUNDS - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. This filing consists of one fund: the Money Market Fund (referred to as the “Fund”). The Fund is currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the Commission related to interim filings. Accordingly, the Schedule of Investments does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the Commission. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the Schedule of Investments requires the use of estimates made by management. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: Investments held by the Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of March 31, 2019, 100% of the value of investments in the Money Market Fund was valued based on level 2 inputs.

4

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: May 17, 2019	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 17, 2019	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: May 17, 2019	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer